Trade and other payables	12 Months Ended
Mar. 31, 2018
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Trade and other payables

19. Trade and other payables

Trade and other payables consist of:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Financial
Dividend payable[3]	72,170	1,405	22
Trade payables[1,4]	62,949	84,345	1,295
Creditors for capital expenditure	37,444	33,131	509
Security deposit and retentions	9,867	9,011	138
Other liabilities-current	32,441	49,167	755
Total - Financial	214,871	177,059	2,719

Non Financial
Statutory Liabilities	19,072	25,973	399
Advances from customers[2,4]	47,354	49,442	759
Other payables[4]	4,497	3,584	56

Total - Non Financial	70,923	78,999	1,214

	285,794	256,058	3,933

The fair value of trade and other payables is not materially different from the carrying values presented.

[1]	Trade payables are non-interest bearing and are normally settled within 1 day to 180 days terms.
[2]

Advances from customers include amounts received under long term supply agreements. The advance payment plus a fixed rate of return is settled by supplying goods as per the terms of the respective agreements. Of the outstanding advance relating to Copper division an amount of ₹ 10,442 million ($ 160 million) has been repaid in July, 2018 consequent to suspension of operations in India subsequent to the year end (refer 3 (W) (xii))

[3]	Includes payable to related party ₹ 32,983 million and ₹ Nil (refer note 31) as at March 31, 2017 and March 31, 2018 respectively.
[4].	Includes payables to related party ₹ 732 million and ₹ 902 million ($ 13 million) (refer note 31) as at March 31, 2017 and March 31, 2018 respectively.